LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES
(9)	LEASES

The primary leases that the Group entered into were for training centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

As of December 31, 2022, the Company has 29 operating leases for training center and office spaces with remaining terms expiring from 1 through 66 months and a weighted average remaining lease term of 2.79 years. Weighted average discount rates used in the calculation of the lease liability is 6.57%. As of December 31, 2023, the Company has 25 operating leases for training center and office spaces with remaining terms expiring from 1 through 54 months and a weighted average remaining lease term of 2.17 years. Weighted average discount rates used in the calculation of the lease liability is 6.56%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Company would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

Operating lease costs for the years ended December 31, 2021, 2022 and 2023 were RMB 21,599,937, RMB 18,456,989 and RMB 18,600,344, respectively, which excluded cost of short-term contracts. Short-term lease expense, with a lease term of 12 months or less, for the years ended December 31, 2021, 2022 and 2023 were RMB 3,248,285, RMB 3,412,129 and RMB 3,950,259, respectively. Short-term lease commitments as of December 31, 2023 was RMB 3,146,914. There were no variable lease costs or sublease income for leased assets for the years ended December 31, 2021, 2022 and 2023.

The impact of ASC 842 on the consolidated balance sheets as of December 31, 2022 and 2023 was as follows:

	December 31,	December 31,
	2022	2023
	RMB	RMB
Operating leases:
Right-of-use assets	37,616,541	23,391,247
Lease liabilities-current	16,920,429	13,110,449
Lease liabilities-non-current	19,528,763	9,496,422

Other information related to leases is presented below:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	21,478,066	18,669,210	18,077,004
Lease liability arising from obtaining Right-of-use assets	16,132,735	14,628,975	1,709,583

Maturities of lease liabilities under non-cancellable leases as of December 31, 2023 are as follows:

Operating leases
RMB
2024	13,570,315
2025	8,297,577
2026	1,538,067
2027	707,828
2028	128,696
Thereafter	—
Total undiscounted lease payments	24,242,483
Less: Imputed interest	(1,635,612)
Total lease liabilities	22,606,871